UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (158,983)	$ 52,602
Other comprehensive loss:
Net loss on qualifying cash flow hedging instruments	1,092	(997)
Other comprehensive income (loss)	1,092	(997)
Comprehensive loss	(157,891)	51,605
Comprehensive loss attributable to:
Stockholders of Golar LNG Limited	(170,120)	46,570
Non-controlling interests	$ 12,229	$ 5,035